Product Support Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Product Support Liabilities

Changes in product support liabilities are summarized as follows:

	2012	2011	2010
Beginning balance	$448.7	$372.2	$386.4
Cost accruals and revenue deferrals	305.4	304.3	172.4
Payments and revenue recognized	(219.7)	(219.6)	(171.3)
Currency translation	6.3	(8.2)	(15.3)

Ending balance	$540.7	$448.7	$372.2

Product Support Liabilities

Product support liabilities are included in the accompanying Consolidated Balance Sheets as follows:

At December 31,	2012	2011
Truck, Parts and Other:
Accounts payable, accrued expenses and other	$360.3	$310.4
Other liabilities	170.7	74.6
Financial Services:
Deferred taxes and other liabilities	9.7	63.7

	$540.7	$448.7